SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and benefits	$ 504	$ 507	$ 1,005	$ 4,242	$ 5,366	$ 908
Rent and property tax (benefit)/expense	(12)	3	16	16	24	62
Insurance	165	172	331	253	486
Utilities	1	1	2	2	4	1
Sales and marketing	247	83	434	105	749	96
Legal and professional fees	449	569	738	691	1,132	625
Other selling, general, and administrative expenses	16	10	85	19	308	15
Total	$ 1,370	$ 1,345	$ 2,611	$ 5,328	$ 8,069	$ 1,707